Concentrations of Risk - Schedule of Customer Concentrations Risk (Details) - Customer Concentration Risk [Member]	12 Months Ended
	Mar. 31, 2026		Mar. 31, 2025		Mar. 31, 2024
Customer A [Member] | Revenue Benchmark [Member]
Schedule of Customer Concentrations Risk [Line Items]
Concentrations risk, percentage		[1]		[1]	28.20%
Customer A [Member] | Accounts Receivable [Member]
Schedule of Customer Concentrations Risk [Line Items]
Concentrations risk, percentage		[2]		[2]	47.70%
Customer B [Member] | Revenue Benchmark [Member]
Schedule of Customer Concentrations Risk [Line Items]
Concentrations risk, percentage		[1]		[1]	25.20%
Customer C [Member] | Revenue Benchmark [Member]
Schedule of Customer Concentrations Risk [Line Items]
Concentrations risk, percentage		[1]		[1]	18.90%
Customer D [Member] | Revenue Benchmark [Member]
Schedule of Customer Concentrations Risk [Line Items]
Concentrations risk, percentage	29.90%		30.80%			[1]
Customer D [Member] | Accounts Receivable [Member]
Schedule of Customer Concentrations Risk [Line Items]
Concentrations risk, percentage	91.20%		59.70%			[2]
Customer E [Member] | Revenue Benchmark [Member]
Schedule of Customer Concentrations Risk [Line Items]
Concentrations risk, percentage	14.40%			[1]		[1]
Customer F [Member] | Accounts Receivable [Member]
Schedule of Customer Concentrations Risk [Line Items]
Concentrations risk, percentage		[2]		[2]	16.10%
Customer G [Member] | Accounts Receivable [Member]
Schedule of Customer Concentrations Risk [Line Items]
Concentrations risk, percentage		[2]		[2]	16.10%
Customer H [Member] | Accounts Receivable [Member]
Schedule of Customer Concentrations Risk [Line Items]
Concentrations risk, percentage		[2]		[2]	16.10%
Customer I [Member] | Accounts Receivable [Member]
Schedule of Customer Concentrations Risk [Line Items]
Concentrations risk, percentage		[2]	19.90%			[2]

[1]	Revenue from these customers is individually less than 10% of the total revenue of the Company for the respective year.
[2]	Accounts receivable from these customers is individually less than 10% of the total accounts receivable of the Company for the respective year.